Cover	May 31, 2023
Cover [Abstract]
Entity Registrant Name	LAMPERD LESS LETHAL INC.
Entity Central Index Key	0001169394
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 31, 2023
Entity File Number	333-84976
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0358040
Entity Address Address Line 1	1200 Michener Road
Entity Address City Or Town	Sarnia
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	N7S 4B1
City Area Code	519
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	344-4445